Other general administrative expenses - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Auditor's remuneration	€ 140.7	€ 144.2	€ 133.6
Commissioned services from audit firms	155.9	€ 206.2	€ 174.1
BDO
Disclosure of attribution of expenses by nature to their function [line items]
Auditor's remuneration	€ 1.9